Income Taxes (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 26, 2013	Jun. 27, 2012	Jun. 29, 2011
Income Tax Disclosure [Line Items]
Statutory Federal income tax rate	35.00%
Amount that would affect the effective tax rate if recognized	$ 4.3	$ 5.0
Potential reduction in unrecognized tax benefits due to expiration of statutes or sustained tax positions	0.6
Recognized expense in interest	0.5	(0.3)	(1.8)
Income tax penalties and interest accrued	2.1	2.9
Income tax penalties and interest accrued, net of deferred tax benefits	1.5	2.0
Federal deferred tax benefit	0.6	0.9
Anticipated Outcome During Next Twelve Months [Member]
Income Tax Disclosure [Line Items]
Amount that would affect the effective tax rate if recognized	$ 0.4